Pensions	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Pensions	Pensions
Accounting policies
Equinor offers pension plans that provide either a
defined benefit upon retirement or a pension based
on defined contributions and returns. A portion of the
contributions are provided for as notional
contributions, for which the liability increases with a
promised notional return, set equal to the actual
return of assets invested through the ordinary
defined contribution plan. For defined benefit plans,
the benefit to be received by employees generally
depends on many factors including length of service,
retirement date and future salary levels.
Equinor's proportionate share of multi-employer
defined benefit plans is recognised as liabilities in the
Consolidated balance sheet as sufficient information
is considered available, and a reliable estimate of the
obligation can be made.
The cost of pension benefit plans is expensed over
the period that the employees render services and
become eligible to receive benefits. The calculation
is performed by an external actuary. Equinor's net
obligation from defined benefit pension plans is
calculated separately for each plan by estimating the
amount of future benefit that employees have earned
in return for their services in the current and prior
periods. That benefit is discounted to determine its
present value, and the fair value of any plan assets is
deducted.
The recognition of a net surplus for the funded plan is
based on the assumption that the net assets represent
a future value for Equinor, either as a possible
distribution to premium fund which can be used for
future funding of new liabilities, or as disbursement of
equity in the pension fund.
Contributions to defined contribution schemes are
recognised in the Consolidated statement of income
as pension costs in the period in which the
contribution amounts are earned by the employees.
Notional contribution plans, reported in the parent
company Equinor ASA, are recognised as Pension
liabilities with the actual value of the notional
contributions and promised return at reporting date.
Notional contributions are recognised in the
Consolidated statement of income as periodic
pension cost, while changes in fair value of the
employees’ notional assets are reflected in the
Consolidated statement of income under Net
financial items.
Periodic pension cost is accumulated in cost pools
and allocated to business areas and Equinor’s
operated joint operations (licences) on an hours’
incurred basis and recognised in the Consolidated
statement of income based on the function of the
cost.
Pension plans in Equinor
The main pension plans for Equinor ASA and its most
significant subsidiaries are defined contribution plans
which includes certain unfunded elements (notional
contribution plans). In addition, several employees and
former employees of the Equinor group is a member of
certain defined benefit plans. The benefit plan in
Equinor ASA was closed in 2015 for new employees
and for employees with more than 15 years to regular
retirement age. Equinor's defined benefit plans are
generally based on a minimum of 30 years of service
and 66% of the final salary level, including an assumed
benefit from the Norwegian National Insurance Scheme.
The Norwegian companies in the group are subject to,
and complies with, the requirements of the Norwegian
Mandatory Company Pensions Act.
The defined benefit plans in Norway are managed and
financed through Equinor Pensjon (Equinor's pension
fund - hereafter Equinor Pension). Equinor Pension is
an independent pension fund that covers the employees
in Equinor's Norwegian companies. The pension fund's
assets are kept separate from the company's and group
companies' assets. Equinor Pension is supervised by
the Financial Supervisory Authority of Norway
("Finanstilsynet") and is licenced to operate as a
pension fund.
Equinor has more than one defined benefit plan, but the
disclosure is made in total since the plans are not
subject to materially different risks. Pension plans
outside Norway are not material and as such not
disclosed separately. In this note pension costs are
presented on a gross basis before allocation to licence
partners. In the Consolidated statement of income, the
pension costs in Equinor ASA are presented net of
costs allocated to licence partners.
Equinor is also a member of a Norwegian national
agreement-based early retirement plan (“AFP”), and the
premium is calculated based on the employees' income
but limited to 7.1 times the basic amount in the National
Insurance scheme (7.1 G). The premium is payable for
all employees until age 62. Pension from the AFP
scheme will be paid from the AFP plan administrator to
employees for their full lifetime.
Net pension cost
Total pension costs amount to USD 487 million in 2025,
USD 495 million in 2024 and USD 441 million in 2023.
In addition, interest cost and interest income related to
defined benefit plans are included in the Consolidated
statement of income within Net financial items.

Changes in pension liabilities and plan assets during the year
(in USD million)	2025	2024

Pension liabilities at 1 January	7,286	8,328
Current service cost	136	153
Interest cost	415	376
Actuarial (gains)/losses	(348)	(494)
Foreign currency translation effects	915	(853)
Other changes in notional contribution liability and other effects	200	61
Benefits paid	(310)	(284)
Losses/(gains) from curtailment, settlement or plan amendment	(90)	—
Pension liabilities at 31 December	8,204	7,286

Fair value of plan assets at 1 January	5,522	5,664
Interest income	257	204
Return on plan assets (excluding interest income)	170	259
Company contributions	66	129
Benefits paid	(158)	(148)
Other effects	(93)	—
Foreign currency translation effects	676	(587)
Asset ceiling	(205)	—

Fair value of plan assets at 31 December	6,235	5,522

Net pension liability at 31 December	1,969	1,765

Represented by:
Asset recognised as non-current pension assets (funded plan)	2,107	1,717
Liability recognised as non-current pension liabilities (unfunded plans)	4,076	3,482

Pension liabilities specified by funded and unfunded pension plans	8,204	7,286

Funded	4,132	3,808
Unfunded	4,072	3,478
Equinor recognised an actuarial gain from changes in financial assumptions in 2025. The interest rate increased by 25 basis points compared to year end 2024. An actuarial gain was recognised in 2024.

Actuarial assumptions
	Assumptions used to determine benefit obligations in %
Rounded to the nearest quartile	2025	2024

Discount rate	4.50	4.25
Rate of compensation increase	4.00	4.00
Expected rate of pension increase	3.25	3.25
Expected increase of social security base amount (G-amount)	3.75	3.75

Weighted-average duration of the defined benefit obligation	12.50	13.00
The assumptions presented are for the Norwegian companies in Equinor which are members of Equinor's pension fund.
The defined benefit plans of other subsidiaries are immaterial to the consolidated pension assets and liabilities.
Sensitivity analysis
The table below presents an estimate of the potential effects of changes in discount rate and expected rate of pension increase for the defined benefit plans. The following estimates are based on facts and circumstances as of 31 December
2025.

	Discount rate		Expected rate of pension increase
(in USD million)	0.50%	(0.50)%	0.50%	(0.50)%

Effect on:
Defined benefit obligation at 31 December 2025	(423)	472	418	(383)
The sensitivity of the financial results to each of the key assumptions has been estimated based on the assumption that all other factors would remain unchanged. The estimated effects on the financial result would differ from those that would actually appear in the Consolidated financial statements because the Consolidated financial statements would also reflect the relationship between these assumptions.
Pension assets
The plan assets related to the defined benefit plans were measured at fair value. Equinor Pension invests in both financial assets and real estate.
In 2025, 98% of the equity securities and 21% of bonds had quoted market prices in an active market. 2% of the equity securities, 79% of bonds and 100% of money market instruments had market prices based on inputs other than quoted prices. If quoted market prices are not available, fair values are determined from external calculation models based on market observations from various sources.
In 2024, 98% of the equity securities and 6% of bonds had quoted market prices in an active market. 2% of the equity securities, 94% of bonds and 100% of money market instruments had market prices based on inputs other than quoted prices.
For definition of the various levels, see note 28 Financial instruments and fair value measurement.
Estimated company contributions to be made to Equinor Pension in 2026 is approximately USD  85 million.
The table below presents the portfolio weighting as approved by the board of Equinor Pension for 2025. The portfolio weight during a year will depend on the risk capacity.

(in %)	2025	2024	Target portfolio weight

Equity securities	35.2	34.1	30 - 38
Interest bearing investments	61.1	61.7	55 - 67
Real estate	3.7	4.2	0 - 10

Total	100.0	100.0